LEASES Q - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Operating lease costs	$ 1,500,000	$ 1,500,000	$ 2,900,000	$ 3,000,000.0
Variable lease costs	$ 0	$ 0	$ 0	$ 0